Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $1,018,000 (comprised of (i) $911,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index., (ii) $107,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index.

Narrative - Max Aggregate Offering Price	$ 1,018,000